Shareholder Report, Holdings (Details) - C000009521 [Member]	Jan. 31, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.65%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.78%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.72%